OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Disclosure of Detailed Information About Property, Plant and Equipment
The other assets are as follows:

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022

Building	$34,177	$32,912
Furniture, computer and office equipment (1)	6,397	6,429
Right-of-use assets	35,109	28,750
Leasehold improvements	9,711	10,156
Software assets (1)	22,497	15,199
Vehicles and other	2,889	3,406
Other assets	$110,780	$96,852
(1) The comparative period has been reclassified to conform with the current period presentation. Software assets of $14,098 that were previously presented as part of furniture, computer and office equipment, as well as property-related systems software of $1,101, have been reclassified to software assets.

(in thousands of U.S. dollars)
For the year ended December 31, 2023	Opening (1)	Additions (Dispositions) (2)	Depreciation expense	Translation adjustment	Ending

Building	$32,912	$1,510	$(1,030)	$785	$34,177
Furniture, computer and office equipment	6,429	2,727	(2,824)	65	6,397
Right-of-use assets (3),(4)	28,750	11,873	(5,514)	—	35,109
Leasehold improvements	10,156	1,097	(1,542)	—	9,711
Software assets	15,199	11,700	(4,452)	50	22,497
Vehicles and other	3,406	—	(517)	—	2,889
Other assets	$96,852	$28,907	$(15,879)	$900	$110,780
(1) The opening balances have been reclassified to conform with the current period presentation. Software assets of $14,098 that were previously presented as part of furniture, computer and office equipment, as well as property-related systems software of $1,101, have been reclassified to software assets. There was no impact to depreciation expense as a result of this reclassification.
(2) For the year ended December 31, 2023, additions are presented net of dispositions totaling $381.
(3) Right-of-use assets include leased space in office buildings with a carrying value of $25,579 and maintenance vehicles with a carrying value of $9,530.
(4) On December 20, 2022, the Company entered into an amendment to lease an additional 16,636 square feet of office space at the existing office location in Tustin, California. The Company recognized the right-of-use asset and the corresponding lease obligation on commencement of the lease term on August 16, 2023.

(in thousands of U.S. dollars)
For the year ended December 31, 2022	Opening	Additions (Dispositions) (1)	Depreciation expense	Translation adjustment	Ending

Building	$31,710	$4,126	$(718)	$(2,206)	$32,912
Furniture, computer and office equipment (3)	5,864	3,443	(2,720)	(158)	6,429
Right-of-use assets (2)	28,269	4,944	(4,463)	—	28,750
Leasehold improvements	8,249	3,090	(1,183)	—	10,156
Software assets (3)	10,012	9,772	(4,188)	(397)	15,199
Vehicles	645	2,866	(105)	—	3,406
Other assets	$84,749	$28,241	$(13,377)	$(2,761)	$96,852
(1) For the year ended December 31, 2022, additions are presented net of dispositions totaling $315.
(2) Right-of-use assets include leased space in office buildings with a carrying value of $23,200 and maintenance vehicles with a carrying value of $5,368. The remaining balance of right-of use assets relates to office equipment.
(3) The comparative period has been reclassified to conform with the current period presentation. Software assets that were previously presented as part of furniture, computer and office equipment, as well as property-related systems software, have been reclassified to software assets. There was no impact to total depreciation expense as a result of the presentation change.